Investor Report
Mercedes-Benz Auto Lease Trust 2014-A
Collection Period Ended

Amounts in USD
30-Apr-2016
Dates
Interest Period of the Class A-1, A-2b Notes (from... to)
Collection Period (from... to)

16-May-2016
Payment Date
30-Apr-2016
1-Apr-2016
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2a, A-3 and A-4 Notes (from... to)
12-May-2016
Record Date
13-May-2016

16-May-2016
15-Apr-2016
15-May-2016
15-Apr-2016
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
Class A-1 Notes
0.000000
393,000,000.00
0.000000
0.00
0.00
0.00
Class A-2A Notes
0.000000
405,000,000.00
0.000000
0.00
0.00
0.00
Class A-2B Notes
0.000000
405,000,000.00
0.000000
0.00
0.00
0.00
Class A-3 Notes
0.000000
564,290,000.00
0.000000
0.00
0.00
0.00
Class A-4 Notes
321.024400
220,000,000.00
0.664219
70,625,368.10
216,753,536.22
146,128,168.12
Total Note Balance
1,987,290,000.00
70,625,368.10
216,753,536.22
146,128,168.12
Overcollateralization
422,514,774.33
421,885,157.93
Total Securitization Value
2,379,989,193.90
392,699,193.90
present value of lease payments
present value of Base Residual Value
639,268,310.54
568,013,326.04
498,792,555.53
1,546,737,203.77
833,251,990.13
82,573,025.93
69,220,770.51
556,695,284.61
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
423,638,076.51
17.80%
392,699,193.90
16.50%
421,885,157.93
17.73%
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.200000%
0.000000
0.00
0.000000
0.00
Class A-2A Notes
0.480000%
0.000000
0.00
0.000000
0.00
Class A-2B Notes
0.612750%
0.000000
0.00
0.000000
0.00
Class A-3 Notes
0.680000%
0.000000
0.00
0.000000
0.00
Class A-4 Notes
0.900000%
0.738933
70,787,933.25
321.763333
162,565.15
$70,787,933.25
Total
162,565.15

Investor Report
Mercedes-Benz Auto Lease Trust 2014-A
Collection Period Ended

Amounts in USD
30-Apr-2016
Lease Payments Received
Net Sales Proceeds-early terminations (including Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Subtotal
Repurchase Payments
Advances made by the Servicer
Investment Earnings
Total Available Collections
Reserve Account Draw Amount
Total Available Funds
13,889,426.72
337,480.91
71,305,336.50
0.00
0.00
38,019.88
71,320,656.84
0.00
71,320,656.84
15,320.34
29,557,283.85
27,858,625.93
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer
532,723.59
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distribution Amount
162,565.15
0.01
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distribution Amount
(7) Additional Servicing Fee and Transition Costs
0.00
70,625,368.09
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
0.00
Total Distribution
71,320,656.84
Distributions
Available Funds
Distribution Detail
Amount Paid
Shortfall
Amount Due
0.00
532,723.59
532,723.59
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
162,565.15
162,565.15
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
162,565.15
0.00
162,565.15
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
162,565.15
162,565.15
0.00
Priority Principal Distribution Amount
0.00
0.01
-0.01
Regular Principal Distribution Amount
70,625,368.09
0.00
70,625,368.09
Principal Distribution Amount
70,625,368.09
70,625,368.10
0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2014-A
Collection Period Ended

Amounts in USD
30-Apr-2016
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
11,899,945.97
0.00
0.00
11,899,945.97
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Exchange Note
Collection Account
13,049.50
2,270.84
2,270.84
2,270.84
15,320.34
11,899,945.97
Notice to Investors
Mercedes-Benz Financial Services USA LLC, as Servicer, has elected to excercise its option under Section 5.01 of the 2014-A Servicing Supplement to purchase the 2014-A Exchange
Note on May 16, 2016 (the "Redemption Date") and has deposited $146,128,168.12 into the 2014- A Exchange Note Collection Account to redeem the balance of the Class A-4 Note.
Therefore, pursuant to Section 10.01 of the Indenture, the Note will be redeemed on the Redemption Date.

Investor Report
Mercedes-Benz Auto Lease Trust 2014-A
Collection Period Ended

Amounts in USD
30-Apr-2016
Pool Statistics
Securitization Value end of Collection Period
639,268,310.54
Securitization Value beginning of Collection Period
Number of Leases
Amount
Pool Data
23.87%
Pool Factor
Gross Losses
Terminations- Scheduled
Terminations- Early
Principal portion of lease payments
56,365
Cutoff Date Securitization Value
Repurchase Payment (excluding interest)
568,013,326.04
8,087,108.91
0.00
25,944,541.56
27,207,917.55
10,015,416.48
2,379,989,193.90
19,022
17,064
92.91%
1,759,458,761.00
517,861,625.06
6.80%
6.81%
7.19
32.66
Cumulative Turn-in Ratio
Aggregate Base Residual Value
10.25
24.30
Current
As of Cutoff Date
Weighted Average Seasoning (months)
Weighted Average Remaining Term (months)
Weighted Average Securitization Rate
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
0.64%
66.21%
Delinquency Profile
Delinquency Profile *
0.03%
156,312.50
91-120 Days Delinquent
16,982

25
1,974,055.16
564,993,339.01
889,619.37
100.00%
17,064
568,013,326.04
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Total
Percentage
Number of Leases
Amount **
99.47%
Current
0.16%
0.35%
31-60 Days Delinquent
61-90 Days Delinquent

Investor Report
Mercedes-Benz Auto Lease Trust 2014-A
Collection Period Ended

Amounts in USD
30-Apr-2016
Loss Statistics
Current
Credit Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Recoveries
Liquidation Proceeds
Securitization Value of Defaulted Leases, Beg of Collection Period
637,653.52
20
416,235.53
351,126.71
Principal Net Credit Loss / (Gain)
(129,708.72)
29,323,220.01
1,845,817.72

20,412,168.53
7,065,233.76
Net Credit Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
(0.258)%
0.036%
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date Securitization Value
Average Net Credit Loss / (Gain)
2,290.10
0.078%
(0.395%)
0.299%
0.499%
Current
Residual Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Sales Proceeds and Other Payments Received
Securitization Value of Liquidated Leases, Beg of Collection Period
Residual Loss / (Gain)
60,601,914.50
1,938
1,240,798,953.44
38,491
57,195,518.75
1,213,283,798.08
3,406,395.75
27,515,155.36
Residual Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
6.772%
5.625%
Average Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cutoff Date Securitization Value
1.156%
714.85
7.562%
3.850%
4.315%